Combined and Consolidated Statements of Operations and Comprehensive Loss (USD $)	4 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Expenses:
Research and development	$ 241,000	$ 9,332,000	$ 2,057,000	$ 4,306,000
Research and development costs paid to Amgen		1,066,000	550,000	553,000
In-process research and development acquired from Amgen	3,018,000
General and administrative	834,000	7,162,000	2,591,000	3,756,000
Total expense	4,093,000	17,560,000	5,198,000	8,615,000
Loss from operations	(4,093,000)	(17,560,000)	(5,198,000)	(8,615,000)
Interest income		59,000	8,000	12,000
Loss before provision for income taxes	(4,093,000)	(17,501,000)	(5,190,000)	(8,603,000)
Provision (benefit) for income taxes	17,000	(21,591)	26,193	170,000
Net loss	(4,110,000)	(17,479,000)	(5,217,000)	(8,773,000)
Other comprehensive loss, net of tax:
Unrealized losses on investments		(11,000)
Other comprehensive loss		(11,000)
Comprehensive loss	$ (4,110,000)	$ (17,490,000)	$ (5,217,000)	$ (8,773,000)
Net loss per common share:
Basic and diluted net loss per common share	$ (5.60)	$ (13.07)	$ (5.73)	$ (9.08)
Weighted-average common shares outstanding used to calculate basic and diluted net loss per common share	733,294	1,337,501	910,839	965,825